Supplement to the
Fidelity® SAI High Income Fund
June 29, 2024
Summary Prospectus

Alexandre Karam no longer serves as Co-Portfolio Manager of the fund.
SAH-SUSTK-0425-104 1.990478.104	April 30, 2025